BALANCE SHEETS (Parenthetical) (POINTER DO BRASIL S.A. [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
POINTER DO BRASIL S.A. [Member]
Trade receivables, allowance for doubtful accounts	$ 211